Other financial liabilities	12 Months Ended
Dec. 31, 2018
Other financial liabilities
Other financial liabilities

18 Other financial liabilities

	2018	2017
	£m	£m
Customer deposits
- designated as at fair value through profit or loss	212	874
Debt securities in issue
- designated as at fair value through profit or loss	2,628	3,403
- amortised cost	36,892	26,049

Total	39,732	30,326